Issued Capital, Equity Compensation and Warrants	12 Months Ended
Dec. 31, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Issued Capital, Equity Compensation and Warrants
9.	ISSUED CAPITAL, EQUITY COMPENSATION, AND WARRANTS

Ganfeng and Bangchak Investment Agreements

During the year ended December 31, 2017, the Company completed the closing of the investment agreement (the “Ganfeng Investment Agreement”) with GFL International Co., Ltd. (“Ganfeng”) and the investment agreement (the “Bangchak Investment Agreement”) with The Bangchak Petroleum Public Company Limited (“Bangchak”) through its wholly-owned subsidiary, BCP Innovation Pte Ltd (“BCPI”) for funding to advance the construction of the Cauchari-Olaroz lithium project in Jujuy, Argentina. Pursuant to these agreements, each of Ganfeng and Bangchak agreed to co-invest in the Company through a mixture of equity subscriptions and debt financing.

The investment agreements consisted of four key components:

•

An equity financing by each of Ganfeng and Bangchak.  Ganfeng subscribed for 15,000 common shares while BCP subscribed for 10,000 common shares at a price of CDN$4.25 per common share, for gross proceeds of approximately CDN$106,000 ($80,999).

•

A $205,000 credit facility.  Under this agreement, each of Ganfeng and Bangchak have committed to advance $125,000 and $80,000 respectively, with proceeds to be used to fund the Company’s share of project development contributions for Stage 1 of the Cauchari-Olaroz project.  As of December 31, 2017, the Company has not drawn down on this credit facility.

•

Off-take entitlements in favour of Ganfeng and Bangchak for the purchase of up to 80% and 20% respectively, of the Company’s share of Cauchari-Olaroz Project Stage 1 lithium carbonate production at market prices. The off-take agreements each have a term of 20 years following commencement of commercial production.

•

Investor Rights Agreement.  The Company entered into an Investor Rights Agreement with each of Ganfeng and Bangchak.  Pursuant to these agreements, Ganfeng and Bangchak each have the right to nominate one individual to the board of directors of the Company so long as they maintain a 15% or more interest in the Company’s issued share capital.  Each of Ganfeng and Bangchak have a participation right in connection with future financings to maintain a 17.5% interest and 16.4% interest respectively, so long as they maintain a 15% or more interest in the Company’s issued share capital.

The parties settled relevant agreements and satisfied all conditions over the course of the first half of 2017, and on July 14, 2017 completed the remaining equity subscriptions and entered into definitive agreements. The Company provided corporate guarantees, to both lenders, Bangchak and Ganfeng, in connection with the debt facility.

Financing costs of $1,755, related to the equity portion of the Ganfeng and Bangchak financings, were recorded as share issuance costs. Financing costs of $1,888, related to the debt portion of the Ganfeng and Bangchak financings, are deferred and included in receivables, prepaids, and deposits and will be amortized over the terms of the loans. $1,361 of these costs are included in accounts payable and accrued liabilities on December 31, 2017.

9.	ISSUED CAPITAL, EQUITY COMPENSATION, AND WARRANTS (continued)

Equity Incentive Plan

The Company has an equity incentive plan (“Plan”) in accordance with the policies of the TSX whereby, from time to time, at the discretion of the Board of Directors, eligible directors, officers, employees and consultants are: (1) granted incentive stock options exercisable to purchase common shares (“Stock Options”); (2) awarded restricted share rights (“RSs”) that convert automatically into common shares upon vesting; and (3) for eligible directors, awarded deferred share units (“DSUs”) which the directors are entitled to redeem for common shares upon retirement or termination from the Board.  Under the Plan, common shares reserved for issuance of Stock Options, RSs and DSUs shall not exceed 10% of the outstanding shares from time to time. The exercise price of each stock option is based on the fair market price of the Company’s common shares at the time of the grant.  The options can be granted for a maximum term of five years.

Restricted Shares

During the year ended December 31, 2017, the Company granted 1,589 RSs to its directors, executive officers, consultants and employees.  The total estimated fair value of the RSs was $7,883 based on the market value of the Company’s shares on the grant date.  The fair value of 27 RSs that were granted in lieu of deferred salaries was recorded as a reduction of accrued liabilities, and the fair value of the remaining 1,562 RSs is being recorded as a share-based payments expense and charged to operating expenses over the vesting period.

As at December 31, 2017, $748 of the fair value of RSs previously granted but not yet vested remains to be expensed in fiscal 2018, $183 in 2019 and $28 in 2020.

During the year ended December 31, 2017, the fair value of RSs of $6,989 was recorded as a share-based payments expense and charged to operating expenses (fifteen-month period ended December 31, 2015 - $1,682), $89 was charged to cost of sales (fifteen-month period ended December 31, 2015 - nil) and $1 was allocated to inventory (fifteen-month period ended December 31, 2015 - nil).

A summary of changes to the number of restricted shares is as follows:

Number of RSs (in 000's)
Balance, RSs September 30, 2015	-
Granted	873
Converted into common shares	(383)
Balance, RSs December 31, 2016	490
Granted	1,589
Converted into common shares	(521)
Forfeited	(8)
Balance, RSs December 31, 2017	1,550

9.	ISSUED CAPITAL, EQUITY COMPENSATION, AND WARRANTS (continued)

Equity Incentive Plan (continued)

Deferred Share Units

During the year ended December 31, 2017 the Company granted 73 DSUs with the total estimated fair value of $336 to the Company’s directors in lieu of the directors’ fees payments.

Number of DSUs (in 000's)
Balance, DSUs September 30, 2015	-
Granted	9
Balance, DSUs December 31, 2016	9
Granted	73
Converted into common shares	(41)
Balance, DSUs December 31, 2017	41

Stock Options

During the year ended December 31, 2017, the Company granted a total of 3,085 stock options to its directors, officers, and employees.  The fair value of stock options granted are estimated on the dates of grants using the Black-Scholes Option Pricing Model with the following assumptions used for the grants made during the period:

	April 4, 2017	April 4, 2017	May 16, 2017	Sep 14, 2017	Nov 27, 2017	Dec 22, 2017
Number of options granted (‘000’s)	835	200	100	1,860	60	30
Exercise price per share (CDN$)	$4.90	$4.90	$5.00	$8.05	$12.34	$11.07
Risk-free interest rate	0.7%	0.7%	0.7%	1.6%	1.6%	1.8%
Expected life	3	3	3	3	3	3
Annualized volatility	73%	73%	72%	69%	66%	73%
Dividend rate	-	-	-	-	-	-
Fair value per stock option granted (CDN$)	$2.10	$2.10	$2.35	$3.75	$5.52	$5.32
Total fair value of stock options granted (CDN$)	$1,754	$420	$235	$6,975	$331	$160

9.	ISSUED CAPITAL, EQUITY COMPENSATION, AND WARRANTS (continued)

Equity Incentive Plan (continued)

Stock Options (continued)

Stock options outstanding and exercisable as at December 31, 2017 are as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices CDN$	Number Outstanding as at December 31, 2017 (in 000's)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price CDN$	Number Exercisable as at December 31, 2017 (in 000's)	Weighted Average Exercise Price CDN$
$1.35 - $1.50	1,074	1.75	1.44	1,074	1.44
$1.70 - $1.90	327	1.57	1.81	327	1.81
$2.35 - $3.75	820	3.12	2.61	820	2.61
$4.80 - $5.00	1,172	4.19	4.88	624	4.87
$8.05 - $11.05	1,913	4.72	8.23	478	8.23
	5,306	3.56	4.85	3,323	3.39

A summary of changes to stock options outstanding is as follows:

	Number of Options (in 000's)	Weighted Average Exercise Price, (CDN$)
Balance, outstanding September 30, 2015	3,466	2.15
Granted	1,873	2.30
Exercised	(1,602)	1.75
Expired	(290)	6.15
Forfeited	(23)	2.25
Balance, outstanding December 31, 2016	3,424	2.15
Granted	3,085	7.01
Exercised	(1,073)	2.22
Forfeited	(130)	5.20
Balance, outstanding December 31, 2017	5,306	4.85

During the year ended December 31, 2017, 608 (fifteen-month period ended December 31, 2016 – 933) options were exercised under the cashless exercise provision of the Company’s stock option plan, resulting in the issuance of 392 (fifteen-month period ended December 31, 2016 – 558) shares of the Company.

9.	ISSUED CAPITAL, EQUITY COMPENSATION, AND WARRANTS (continued)

Equity Incentive Plan (continued)

Stock Options (continued)

Stock-based compensation expense related to stock options of $4,423 (fifteen-month period ended December 31, 2016 - $1,511) was charged to operations $65 was charged to cost of sales (fifteen-month period ended December 31, 2015 - nil) and $50 was allocated to inventory (fifteen-month period ended December 31, 2015 - nil). At December 31, 2017, $3,052 of the fair value of stock options previously granted but not yet vested remains to be expensed in fiscal 2018, and $224 in fiscal 2019.  The weighted-average share price on the date of the stock options exercised was CDN$6.22 (fifteen-month period ended December 31, 2016  – CDN$4.25).

Warrants

A summary of the changes in the number of the Company’s share purchase warrants is as follows:

	Number of Warrants (in ‘000’s)	Weighted Average Exercise Price (CDN$)
Balance, September 30, 2015	3,555	4.05
Exercised	(407)	3.62
Expired	(1,282)	3.75
Balance, December 31, 2016	1,867	4.35
Exercised	(1,687)	4.32
Expired	(180)	4.49
Balance, December 31, 2017	-	-